NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Registration Rights (Details)	May 14, 2024 shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of to be resale	77,577,099